Leases - Schedule of Future Minimum Rental Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Rental Payments [Abstract]
2025	$ 39,370	$ 36,700
2026	40,945	39,370
2027	42,583	40,945
2028	10,715	42,583
Thereafter		10,715
Total undiscounted lease payments	162,188	170,313
Less: effects of discounting	(14,330)	(16,084)
Operating Lease Liability	147,858	154,229
Classified as:
Operating lease liability, current	32,124	30,227	$ 22,237
Operating lease liability, non-current	$ 115,734	$ 124,002	$ 27,299